As filed with the Securities and Exchange Commission on May 12, 2020

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _	[ ]
Post-Effective Amendment No. 44	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 45	[X]

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1000

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

KAREN GILOMEN, ESQ.

ALPS VARIABLE INVESTMENT TRUST

1290 brOADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET, SUITE 500
DENVER, COLORADO 80202

303-892-9400

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 44 under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 12th day of May, 2020.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Kathryn A. Burns	Trustee, President & Principal Executive Officer	May 12, 2020
Kathryn A. Burns

/s/ Jill A. Kerschen	Treasurer & Principal Financial Officer	May 12, 2020
Jill A. Kerschen

/s/ Mary K. Anstine	Trustee	May 12, 2020
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee & Chairman	May 12, 2020
Jeremy W. Deems*

/s/ David M. Swanson	Trustee	May 12, 2020
David M. Swanson*

/s/ Scott Wentsel	Trustee	May 12, 2020
Scott Wentsel*

*	Signature affixed by Karen Gilomen pursuant to a power of attorney dated June 6, 2019 filed on March 31, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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